5. Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
5. Inventory	Note 5. Inventory Inventory as of June 30, 2016 and December 31, 2015 of $67,728 and $67,435, respectively, was fully comprised of finished goods.

Note 5. Inventory

Inventory as of December 31, 2015 and December 31, 2014 of $67,435 and $44,606 was comprised of finished goods in-transit to customers and also costs associated with the construction of demo inventory, including but not limited to parts for the assembly of scalable cultivation systems. The cost of this demo inventory was 57,170 as of December 31, 2015 and $40,051 as of December 31, 2014.